Leases and Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases and Commitments
Summary of Lease Term and Discount Rate

	September 30,
Lease term and discount rate	2024
Weighted average remaining lease term	1.88	years
Weighted average discount rate	5.0%

Lease term and discount rate	December 31, 2023
Weighted average remaining lease term	2.41	years
Weighted average discount rate	5.0%

Summary of Lease Termination

December 31,
2023
Leases terminated	4
Lease termination fees	$10,932
Operating lease right-of-use assets derecognized upon lease termination	$96,639
Lease liabilities derecognized upon lease termination	$89,922
Loss recognized upon lease termination	$669

Summary of Balance Sheet Information Related to Leases

	September 30,	December 31,
	2024	2023
Operating lease right-of-use assets
Operating lease right-of-use assets	$198,634	$164,740

Operating lease liabilities
Short-term operating lease liabilities	$95,367	$81,236
Long-term operating lease liabilities	70,555	53,771
Total operating lease liabilities	$165,922	$135,007

	As of December 31,
	2023	2022
Operating lease right-of-use assets
Operating lease right-of-use assets	$164,740	$315,765

Operating lease liabilities
Short-term operating lease liabilities	$81,236	$177,795
Long-term operating lease liabilities	53,771	102,407
Total operating lease liabilities	$135,007	$280,202

Summary of Future Maturities of ASC 842 Lease Liabilities

		Imputed
	Principal	Interest
Years Ending December 31,	Payments	Payments	Total Payments
2024	$36,976	$1,921	$38,897
2025	88,889	3,696	92,585
2026	22,735	1,170	23,905
2027	8,831	626	9,457
2028	8,491	178	8,669
Total future maturities	$165,922	$7,591	$173,513

		Imputed
	Principal	Interest
	Payments	Payments	Total Payments
2024	$81,236	$3,899	$85,135
2025	27,655	1,802	29,457
2026	8,937	1,047	9,984
2027	8,758	621	9,379
2028	8,421	176	8,597
Total future maturities	$135,007	$7,545	$142,552

Summary of Total Lease Expense, Under ASC 842, was Included in Selling, General, and Administrative Expenses in Consolidated Statement of Operations

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
Operating lease expense – fixed payments	$39,368	$40,060	$117,221	$169,496
Short term lease expense	10,710	10,846	34,929	48,399
Total lease expense	$50,078	$50,906	$152,150	$217,895

	For the years ended December 31,
	2023	2022
Operating lease expense – fixed payments	$209,577	$276,562
Short term lease expense	59,631	90,159
Total lease expense	$269,208	$366,721

Summary of Supplemental Cash Flows Information Related to Leases

	For the nine months ended
	September 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(111,277)	$(145,483)

	As of December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(179,621)	$(258,892)